Subsequent Events (Details) - shares		3 Months Ended	12 Months Ended
	Jan. 27, 2022	Mar. 31, 2022	Dec. 31, 2021	Jul. 27, 2022	Dec. 15, 2021
Subsequent Events (Details) [Line Items]
Ownership percentage					78.50%
Interests percentage			100.00%
Issuance of shares		25,080
Stockholders percentage			100.00%
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Issuance of shares	26,350,756
Common stock shares				26,350,756
Logiq [Member]
Subsequent Events (Details) [Line Items]
Common stock shares			1
GoLogiq [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock shares				1